SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 1,417	$ 1,270
First time consolidation of Subsidiary	0	69
Deductions during the year	(70)	(216)
Charged to expenses	138	452
Foreign currency translation adjustment	(138)	(158)
Balance at end of year	$ 1,347	$ 1,417